Income Taxes - Schedule Company's Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets [Abstract]
Inventories	$ 16,573	$ 6,794
Accrued expenses	64,283	56,309
Deferred government grants	2,935	2,589
Fixed assets	(12,673)	(13,661)
Tax losses carried forward	16,961	4,254
Less: valuation allowance	(16,961)	(4,254)
Deferred tax assets	$ 71,118	$ 52,031